EATON SHAREHOLDERS' EQUITY - Net Income per Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Net income attributable to Eaton ordinary shareholders	$ 4,087	$ 3,794	$ 3,218
Weighted-average number of ordinary shares outstanding - diluted (in shares)	391.2	399.4	401.1
Less: dilutive effect of equity-based compensation (in shares)	1.3	1.8	2.0
Weighted-average number of ordinary shares outstanding - basic (in shares)	389.9	397.6	399.1
Diluted (USD per share)	$ 10.45	$ 9.50	$ 8.02
Basic (USD per share)	$ 10.48	$ 9.54	$ 8.06